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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-3232-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                                 PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-6.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                                /s/ Joseph J. Gasper
                            ---------------------------
                            Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)
         753,587 shares (cost $5,357,507) ................................................   $  4,755,133

      Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)
         903,378 shares (cost $12,441,621) ...............................................     10,054,602

      Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)
         1,789,896 shares (cost $18,609,602) .............................................     13,692,707

      Evergreen VAF - Evergreen VA Foundation Fund (EvFound)
         6,352,061 shares (cost $93,310,973) .............................................     78,447,953

      Evergreen VAF - Evergreen VA Fund (EvFund)
         1,904,686 shares (cost $29,962,659) .............................................     19,999,199

      Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)
         1,448,275 shares (cost $20,911,863) .............................................     15,047,579

      Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)
         2,986,284 shares (cost $47,550,975) .............................................     39,329,360

      Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)
         675,367 shares (cost $7,316,790) ................................................      5,949,985

      Evergreen VAF - Evergreen VA Masters Fund (EvMasters)
         2,733,338 shares (cost $31,668,145) .............................................     21,074,039

      Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
         3,589,561 shares (cost $73,093,127) .............................................     45,156,682

      Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)
         1,544,240 shares (cost $18,476,846) .............................................     17,403,588

      Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)
         308,902 shares (cost $2,753,014) ................................................      2,634,934

      Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)
         2,904,164 shares (cost $28,572,724) .............................................     31,858,682

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         126,917 shares (cost $999,812) ..................................................        812,267

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         66,689 shares (cost $1,349,393) .................................................        800,269

      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         9,319 shares (cost $97,752) .....................................................        111,643

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         116,821 shares (cost $1,724,482) ................................................      1,577,078

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         129,233 shares (cost $3,075,672) ................................................      2,549,762

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         107,392 shares (cost $2,099,788) ................................................      1,407,913

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         80,372 shares (cost $979,160) ...................................................        996,608

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         15,414,910 shares (cost $15,414,910) ............................................     15,414,910
                                                                                             ------------

            Total investments ............................................................    329,074,893

   Accounts receivable ...................................................................             --
                                                                                             ------------
            Total assets .................................................................    329,074,893

Accounts payable .........................................................................            627
                                                                                             ------------
Contract owners' equity (note 4) .........................................................   $329,074,266
                                                                                             ============

See accompanying notes to financial statements.

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                                       7

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           Total       EvBlCh     EvCapG      EvEqIx
                                                       ------------   --------   --------   ----------
Investment activity:
   Reinvested dividends ............................   $    732,870         73    127,370        4,387
   Mortality and expense risk charges (note 2) .....     (2,160,287)   (30,318)   (66,158)     (89,850)
                                                       ------------   --------   --------   ----------
      Net investment income (loss) .................     (1,427,417)   (30,245)    61,212      (85,463)
                                                       ------------   --------   --------   ----------

   Proceeds from mutual fund shares sold ...........     31,913,044    556,505    401,905      915,459
   Cost of mutual fund shares sold .................    (42,994,049)  (808,140)  (638,290)  (1,415,207)
                                                       ------------   --------   --------   ----------
      Realized gain (loss) on investments ..........    (11,081,005)  (251,635)  (236,385)    (499,748)
   Change in unrealized gain (loss)
      on investments ...............................     39,462,324    633,783    537,942    1,938,819
                                                       ------------   --------   --------   ----------
      Net gain (loss) on investments ...............     28,381,319    382,148    301,557    1,439,071
                                                       ------------   --------   --------   ----------
   Reinvested capital gains ........................          1,367         --         --           --
                                                       ------------   --------   --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 26,955,269    351,903    362,769    1,353,608
                                                       ============   ========   ========   ==========

                                                         EvFound       EvFund      EvGloLead    EvGrInc
                                                       -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................         7,253      170,608        2,730       46,305
   Mortality and expense risk charges (note 2) .....      (540,977)    (134,347)    (102,694)    (264,141)
                                                       -----------   ----------   ----------   ----------
      Net investment income (loss) .................      (533,724)      36,261      (99,964)    (217,836)
                                                       -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     8,002,359    2,043,948    1,602,531    4,150,614
   Cost of mutual fund shares sold .................   (10,045,208)  (3,398,903)  (2,170,277)  (5,877,976)
                                                       -----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........    (2,042,849)  (1,354,955)    (567,746)  (1,727,362)
   Change in unrealized gain (loss)
      on investments ...............................     7,399,774    3,244,064    1,355,371    5,645,202
                                                       -----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     5,356,925    1,889,109      787,625    3,917,840
                                                       -----------   ----------   ----------   ----------
   Reinvested capital gains ........................            --           --           --           --
                                                       -----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,823,201    1,925,370      687,661    3,700,004
                                                       ===========   ==========   ==========   ==========

                                                        EvIntGr     EvMasters    EvOmega      EvSmCapV
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $   5,918       42,627           --           --
   Mortality and expense risk charges (note 2)......     (32,743)    (116,793)    (283,010)    (104,426)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................     (26,825)     (74,166)    (283,010)    (104,426)
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     306,910    1,646,488    3,255,868    1,127,944
   Cost of mutual fund shares sold .................    (474,807)  (2,632,748)  (5,976,763)  (1,147,757)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........    (167,897)    (986,260)  (2,720,895)     (19,813)
   Change in unrealized gain (loss)
      on investments ...............................     555,811    3,408,129    9,176,737      907,447
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     387,914    2,421,869    6,455,842      887,634
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................          --           --           --           --
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 361,089    2,347,703    6,172,832      783,208
                                                       =========   ==========   ==========   ==========

                                                        EvSpEq    EvStratInc   FidVIPHI   FidVIPOv
                                                       --------   ----------   --------   --------
Investment activity:
   Reinvested dividends ............................         --       91,743     56,219      7,556
   Mortality and expense risk charges (note 2)......    (15,247)    (207,268)    (5,506)    (5,357)
                                                       --------   ----------   --------   --------
      Net investment income (loss) .................    (15,247)    (115,525)    50,713      2,199
                                                       --------   ----------   --------   --------

   Proceeds from mutual fund shares sold ...........     71,830    1,330,255    178,716    102,865
   Cost of mutual fund shares sold .................   (102,042)  (1,306,849)  (350,823)  (195,592)
                                                       --------   ----------   --------   --------
      Realized gain (loss) on investments ..........    (30,212)      23,406   (172,107)   (92,727)
   Change in unrealized gain (loss)
      on investments ...............................    457,041    3,096,447    243,188    154,915
                                                       --------   ----------   --------   --------
      Net gain (loss) on investments ...............    426,829    3,119,853     71,081     62,188
                                                       --------   ----------   --------   --------
   Reinvested capital gains ........................         --           --         --         --
                                                       --------   ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    411,582    3,004,328    121,794     64,387
                                                       ========   ==========   ========   ========

                                       8

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FidVIPOvR  FidVIPAM   FidVIPCon   FidVIPGrOp   GVITGvtBd    GVITMyMkt
                                                       ---------  --------   ---------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $   356     64,221      11,747      10,925       20,605       62,227
   Mortality and expense risk charges (note 2)......       (470)   (11,299)    (16,518)     (8,576)      (7,551)    (117,038)
                                                        -------   --------    --------    --------     --------   ----------
      Net investment income (loss) .................       (114)    52,922      (4,771)      2,349       13,054      (54,811)
                                                        -------   --------    --------    --------     --------   ----------

   Proceeds from mutual fund shares sold ...........      2,023    331,203     134,215      96,992      356,374    5,298,040
   Cost of mutual fund shares sold .................     (2,076)  (451,608)   (194,078)   (165,846)    (341,019)  (5,298,040)
                                                        -------   --------    --------    --------     --------   ----------
      Realized gain (loss) on investments ..........        (53)  (120,405)    (59,863)    (68,854)      15,355           --
   Change in unrealized gain (loss)
      on investments ...............................     13,688    207,603     269,617     222,279       (5,533)          --
                                                        -------   --------    --------    --------     --------   ----------
      Net gain (loss) on investments ...............     13,635     87,198     209,754     153,425        9,822           --
                                                        -------   --------    --------    --------     --------   ----------
   Reinvested capital gains ........................         --         --          --          --        1,367           --
                                                        -------   --------    --------    --------     --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $13,521    140,120     204,983     155,774       24,243      (54,811)
                                                        =======   ========    ========    ========     ========   ==========

See accompanying notes to financial statements.

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                                       9

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NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       Total                     EvBICh
                                            --------------------------   ---------------------
                                                2003          2002         2003         2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $ (1,427,417)   (2,219,759)    (30,245)    (37,852)
   Realized gain (loss) on investments...    (11,081,005)   (3,697,016)   (251,635)    (81,604)
   Change in unrealized gain (loss)
      on investments ....................     39,462,324   (31,060,474)    633,783    (577,090)
   Reinvested capital gains .............          1,367       188,567          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     26,955,269   (36,788,682)    351,903    (696,546)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      5,158,344    14,783,289     204,987     721,286
   Transfers between funds ..............             --            --     112,742      26,215
   Redemptions (note 3) .................    (23,651,508)  (26,297,900)   (184,081)   (191,900)
   Contingent deferred sales charges
      (note 2) ..........................       (368,908)     (514,406)     (3,522)     (3,177)
   Adjustments to maintain reserves .....         (1,604)       (2,925)        (22)       (145)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........    (18,863,676)  (12,031,942)    130,104     552,279
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...      8,091,593   (48,820,624)    482,007    (144,267)
Contract owners' equity beginning
   of period ............................    320,982,673   430,041,192   4,273,112   5,341,833
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $329,074,266   381,220,568   4,755,119   5,197,566
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     30,184,818    33,553,293     747,903     718,594
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      1,809,569     1,964,115     126,382      91,842
   Units redeemed .......................     (3,511,778)   (2,775,239)   (106,590)    (15,579)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     28,482,609    32,742,169     767,695     794,857
                                            ============   ===========   =========   =========

                                                    EvCapG                    EvEqIx
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........       61,212      (36,118)     (85,463)    (121,619)
   Realized gain (loss) on investments ..     (236,385)     (35,900)    (499,748)    (269,870)
   Change in unrealized gain (loss)
      on investments ....................      537,942   (1,290,431)   1,938,819   (2,169,324)
   Reinvested capital gains .............           --       41,460           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      362,769   (1,320,989)   1,353,608   (2,560,813)
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      389,937    1,919,466      259,063    1,253,175
   Transfers between funds ..............      248,667    1,410,961       91,651      (74,455)
   Redemptions (note 3) .................     (569,090)    (348,266)    (899,936)    (870,626)
   Contingent deferred sales charges
      (note 2) ..........................      (11,225)      (8,653)     (19,109)     (17,368)
   Adjustments to maintain reserves .....          (54)        (280)         (25)        (138)
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........       58,235    2,973,228     (568,356)     290,588
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity ...      421,004    1,652,239      785,252   (2,270,225)
Contract owners' equity beginning
   of period ............................    9,633,563    9,427,140   12,907,434   18,184,469
                                            ----------   ----------   ----------   ----------
Contract owners'equity end of period.....   10,054,567   11,079,379   13,692,686   15,914,244
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,351,303    1,010,266    1,906,903    2,053,891
                                            ----------   ----------   ----------   ----------
   Units purchased ......................      120,063      364,001       90,495       47,077
   Units redeemed .......................     (112,521)     (31,480)    (173,970)     (14,154)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,358,845    1,342,787    1,823,428    2,086,814
                                            ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      EvFound                   EvFund
                                            -------------------------   -----------------------
                                                2003          2002         2003         2002
                                            -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (533,724)     (725,104)      36,261      (43,954)
   Realized gain (loss) on investments ..    (2,042,849)     (549,467)  (1,354,955)  (1,102,564)
   Change in unrealized gain (loss)
      on investments ....................     7,399,774    (6,930,229)   3,244,064   (3,253,714)
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,823,201    (8,204,800)   1,925,370   (4,400,232)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       554,953     1,993,403       97,693      188,813
   Transfers between funds ..............    (1,499,518)   (3,826,308)    (393,554)    (863,773)
   Redemptions (note 3) .................    (5,929,338)   (6,313,821)  (1,521,677)  (1,732,597)
   Contingent deferred sales charges
      (note 2) ..........................       (87,368)     (136,571)     (20,491)     (38,874)
   Adjustments to maintain reserves .....           227          (701)        (136)        (236)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........    (6,961,044)   (8,283,998)  (1,838,165)  (2,446,667)
                                            -----------   -----------   ----------   ----------

Net change in contract owners' equity ...    (2,137,843)  (16,488,798)      87,205   (6,846,899)
Contract owners' equity beginning
   of period ............................    80,585,979   112,556,069   19,911,910   32,432,537
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...   $78,448,136    96,067,271   19,999,115   25,585,638
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     6,266,054     7,795,417    1,889,798    2,360,554
                                            -----------   -----------   ----------   ----------
   Units purchased ......................       146,984       145,389       29,660       14,854
   Units redeemed .......................      (688,779)     (739,573)    (204,007)    (204,262)
                                            -----------   -----------   ----------   ----------
   Ending units .........................     5,724,259     7,201,233    1,715,451    2,171,146
                                            ===========   ===========   ==========   ==========

                                                   EvGloLead                  EvGrInc
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (99,964)    (161,406)    (217,836)    (370,521)
   Realized gain (loss) on investments ..     (567,746)     (20,670)  (1,727,362)    (303,000)
   Change in unrealized gain (loss)
      on investments ....................    1,355,371   (1,298,486)   5,645,202   (2,681,099)
   Reinvested capital gains .............           --           --           --        2,714
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      687,661   (1,480,562)   3,700,004   (3,351,906)
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      131,926      354,484      231,848      769,961
   Transfers between funds ..............     (499,521)    (898,535)    (379,119)  (1,167,271)
   Redemptions (note 3) .................     (956,755)  (1,058,220)  (3,291,307)  (3,199,663)
   Contingent deferred sales charges
      (note 2) ..........................      (15,669)     (25,236)     (41,696)     (58,661)
   Adjustments to maintain reserves .....         (109)        (164)        (222)        (350)
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,340,128)  (1,627,671)  (3,480,496)  (3,655,984)
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity ...     (652,467)  (3,108,233)     219,508   (7,007,890)
Contract owners' equity beginning
   of period ............................   15,699,986   24,533,920   39,109,714   56,473,406
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   15,047,519   21,425,687   39,329,222   49,465,516
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,675,951    2,059,019    2,920,648    3,517,468
                                            ----------   ----------   ----------   ----------
   Units purchased ......................       45,419       31,003       89,465       48,798
   Units redeemed .......................     (192,831)    (171,138)    (350,042)    (276,763)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,528,539    1,918,884    2,660,071    3,289,503
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    EvIntGr                 EvMasters
                                            ----------------------   -----------------------
                                               2003         2002        2003         2002
                                            ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (26,825)    (39,395)     (74,166)    (172,369)
   Realized gain (loss) on investments ..     (167,897)    (18,672)    (986,260)    (378,981)
   Change in unrealized gain (loss)
      on investments ....................      555,811     385,881    3,408,129   (4,995,189)
   Reinvested capital gains .............           --          --           --           --
                                            ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      361,089     327,814    2,347,703   (5,546,539)
                                            ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       67,035     147,251       94,799      531,857
   Transfers between funds ..............      133,495     179,818     (638,853)    (971,705)
   Redemptions (note 3) .................     (222,428)   (360,049)    (920,790)  (1,473,320)
   Contingent deferred sales charges
      (note 2) ..........................       (4,688)     (9,940)     (16,032)     (37,149)
   Adjustments to maintain reserves .....          (60)        (15)        (109)        (180)
                                            ----------   ---------   ----------   ----------
         Net equity transactions ........      (26,646)    (42,935)  (1,480,985)  (1,950,497)
                                            ----------   ---------   ----------   ----------

Net change in contract owners' equity ...      334,443     284,879      866,718   (7,497,036)
Contract owners' equity beginning
   of period ............................    5,615,484   6,646,901   20,207,243   33,611,346
                                            ----------   ---------   ----------   ----------
Contract owners' equity end of period ...   $5,949,927   6,931,780   21,073,961   26,114,310
                                            ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      655,271     686,469    2,770,115    3,344,850
                                            ----------   ---------   ----------   ----------
   Units purchased ......................       40,566      56,478       29,051       59,685
   Units redeemed .......................      (43,406)    (62,173)    (232,333)    (274,379)
                                            ----------   ---------   ----------   ----------
   Ending units .........................      652,431     680,774    2,566,833    3,130,156
                                            ==========   =========   ==========   ==========

                                                    EvOmega                   EvSmCapV
                                            ------------------------   -----------------------
                                               2003         2002          2003         2002
                                            ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........     (283,010)     (413,211)    (104,426)    (114,954)
   Realized gain (loss) on investments ..   (2,720,895)     (683,331)     (19,813)      99,270
   Change in unrealized gain (loss)
      on investments ....................    9,176,737    (9,596,142)     907,447      738,479
   Reinvested capital gains .............           --            --           --      143,552
                                            ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,172,832   (10,692,684)     783,208      866,347
                                            ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      535,723     2,062,595      454,490    2,013,510
   Transfers between funds ..............     (963,871)   (1,507,841)    (233,025)   3,805,240
   Redemptions (note 3) .................   (2,254,387)   (3,214,493)    (820,208)    (565,051)
   Contingent deferred sales charges
      (note 2) ..........................      (39,787)      (76,197)     (10,703)     (11,782)
   Adjustments to maintain reserves .....         (343)         (300)          87          326
                                            ----------   -----------   ----------   ----------
         Net equity transactions ........   (2,722,665)   (2,736,236)    (609,359)   5,242,243
                                            ----------   -----------   ----------   ----------

Net change in contract owners' equity ...    3,450,167   (13,428,920)     173,849    6,108,590
Contract owners' equity beginning
   of period ............................   41,706,322    66,304,656   17,230,006   15,038,737
                                            ----------   -----------   ----------   ----------
Contract owners' equity end of period ...   45,156,489    52,875,736   17,403,855   21,147,327
                                            ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    4,063,383     4,755,745    1,349,735    1,015,028
                                            ----------   -----------   ----------   ----------
   Units purchased ......................      108,314       170,065       76,093      360,103
   Units redeemed .......................     (373,037)     (389,366)    (129,455)     (29,282)
                                            ----------   -----------   ----------   ----------
   Ending units .........................    3,798,660     4,536,444    1,296,373    1,345,849
                                            ==========   ===========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        EvSpEq                 EvStratInc
                                               ----------------------   -----------------------
                                                  2003         2002        2003         2002
                                               ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $  (15,247)    (13,704)    (115,525)    (120,071)
   Realized gain (loss) on investments .....      (30,212)    (11,324)      23,406      (90,355)
   Change in unrealized gain (loss)
      on investments .......................      457,041    (275,228)   3,096,447    1,350,941
   Reinvested capital gains ................           --          --           --           --
                                               ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      411,582    (300,256)   3,004,328    1,140,515
                                               ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       93,588     373,607    1,780,862    1,330,094
   Transfers between funds .................      159,307     239,301    2,587,971    2,257,477
   Redemptions (note 3) ....................      (72,606)    (81,846)  (1,708,128)    (830,968)
   Contingent deferred sales charges
      (note 2) .............................         (949)     (2,545)     (25,110)     (17,482)
   Adjustments to maintain reserves ........            4        (179)         126           47
                                               ----------   ---------   ----------   ----------
         Net equity transactions ...........      179,344     528,338    2,635,721    2,739,168
                                               ----------   ---------   ----------   ----------

Net change in contract owners' equity ......      590,926     228,082    5,640,049    3,879,683
Contract owners' equity beginning
   of period ...............................    2,044,016   1,816,224   26,218,685   17,405,997
                                               ----------   ---------   ----------   ----------
Contract owners' equity end of period ......   $2,634,942   2,044,306   31,858,734   21,285,680
                                               ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................      352,742     225,039    2,061,377    1,558,811
                                               ----------   ---------   ----------   ----------
   Units purchased .........................       47,705      75,871      422,294      280,681
   Units redeemed ..........................      (19,305)     (7,996)    (219,100)     (44,430)
                                               ----------   ---------   ----------   ----------
   Ending units ............................      381,142     292,914    2,264,571    1,795,062
                                               ==========   =========   ==========   ==========

                                                    FidVIPHI             FidVIPOv
                                               ------------------   -------------------
                                                 2003       2002      2003       2002
                                               --------   -------   -------   ---------
Investment activity:
   Net investment income (loss) ............     50,713    78,084     2,199         777
   Realized gain (loss) on investments .....   (172,107)  (61,283)  (92,727)    (97,412)
   Change in unrealized gain (loss)
      on investments .......................    243,188   (55,161)  154,915      53,868
   Reinvested capital gains ................         --        --        --          --
                                               --------   -------   -------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    121,794   (38,360)   64,387     (42,767)
                                               --------   -------   -------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      4,980     1,980        --         450
   Transfers between funds .................     25,554   (16,251)  (29,837)    (65,195)
   Redemptions (note 3) ....................    (61,514)  (34,460)  (66,925)    (69,919)
   Contingent deferred sales charges
      (note 2) .............................       (343)      (85)     (267)     (1,245)
   Adjustments to maintain reserves ........         (1)      (11)      (71)       (211)
                                               --------   -------   -------   ---------
         Net equity transactions ...........    (31,324)  (48,827)  (97,100)   (136,120)
                                               --------   -------   -------   ---------

Net change in contract owners' equity ......     90,470   (87,187)  (32,713)   (178,887)
Contract owners' equity beginning
   of period ...............................    721,793   809,098   832,903   1,432,262
                                               --------   -------   -------   ---------
Contract owners' equity end of period ......    812,263   721,911   800,190   1,253,375
                                               ========   =======   =======   =========

CHANGES IN UNITS:
   Beginning units .........................     84,264    96,341    91,226     123,306
                                               --------   -------   -------   ---------
   Units purchased .........................     15,834       235        --          40
   Units redeemed ..........................    (18,617)   (6,030)  (11,249)    (11,916)
                                               --------   -------   -------   ---------
   Ending units ............................     81,481    90,546    79,977     111,430
                                               ========   =======   =======   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                FidVIPOvR            FidVIPAM               FidVIPCon               FidVIPGrOp
                                            ---------------   ---------------------   ---------------------   ---------------------
                                              2003     2002      2003        2002        2003        2002        2003        2002
                                            --------   ----   ---------   ---------   ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $   (114)   --       52,922      62,715      (4,771)      3,300       2,349       5,722
   Realized gain (loss) on investments ..        (53)   --     (120,405)    (33,184)    (59,863)    (21,109)    (68,854)    (42,932)
   Change in unrealized gain (loss)
      on investments ....................     13,688    --      207,603    (219,553)    269,617     (24,535)    222,279    (233,440)
   Reinvested capital gains .............         --    --           --          --          --          --          --          --
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     13,521    --      140,120    (190,022)    204,983     (42,344)    155,774    (270,650)
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --    --        1,805      16,849       1,750      48,985          --       1,300
   Transfers between funds ..............     64,493    --       10,694     155,705      79,515    (142,793)    (11,155)     20,436
   Redemptions (note 3) .................       (730)   --     (247,902)    (93,791)    (74,237)   (157,233)    (41,088)    (88,596)
   Contingent deferred sales charges
      (note 2) ..........................         (1)   --       (1,656)     (1,315)     (1,346)     (2,454)       (328)     (1,526)
   Adjustments to maintain reserves .....         36    --            9         (31)         (8)        (53)       (906)       (296)
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------
         Net equity transactions ........     63,798    --     (237,050)     77,417       5,674    (253,548)    (53,477)    (68,682)
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------

Net change in contract owners' equity ...     77,319    --      (96,930)   (112,605)    210,657    (295,892)    102,297    (339,332)
Contract owners' equity beginning
   of period ............................     34,347    --    1,674,012   2,016,213   2,339,108   3,247,815   1,305,232   1,986,905
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   $111,666    --    1,577,082   1,903,608   2,549,765   2,951,923   1,407,529   1,647,573
                                            ========   ===    =========   =========   =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      4,440    --      126,519     137,134     176,677     219,263     159,330     186,902
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------
   Units purchased ......................      8,971    --        6,368       6,962       9,634       3,318       4,398       2,288
   Units redeemed .......................       (236)   --      (23,911)     (1,813)     (9,327)    (20,324)    (10,585)     (9,327)
                                            --------   ---    ---------   ---------   ---------   ---------   ---------   ---------
   Ending units .........................     13,175    --      108,976     142,283     176,984     202,257     153,143     179,863
                                            ========   ===    =========   =========   =========   =========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITGvtBd               GVITMyMkt
                                             ---------------------   -----------------------
                                                2003        2002        2003         2002
                                             ----------   --------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   13,054     13,467      (54,811)     (13,546)
   Realized gain (loss) on investments ...       15,355      5,372           --           --
   Change in unrealized gain (loss)
      on investments .....................       (5,533)     9,978           --           --
   Reinvested capital gains ..............        1,367        841           --           --
                                             ----------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       24,243     29,658      (54,811)     (13,546)
                                             ----------   --------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........           --     14,229      252,905    1,039,994
   Transfers between funds ...............      (59,312)   108,979    1,193,676    1,329,995
   Redemptions (note 3) ..................     (170,503)  (129,086)  (3,637,878)  (5,483,995)
   Contingent deferred sales charges
      (note 2) ...........................       (1,298)      (128)     (67,320)     (64,018)
   Adjustments to maintain reserves ......          (11)        12          (16)         (20)
                                             ----------   --------   ----------   ----------
         Net equity transactions .........     (231,124)    (5,994)  (2,258,633)  (3,178,044)
                                             ----------   --------   ----------   ----------

Net change in contract owners' equity ....     (206,881)    23,664   (2,313,444)  (3,191,590)
Contract owners' equity beginning
   of period .............................    1,203,475    836,574   17,728,349   19,939,090
                                             ----------   --------   ----------   ----------
Contract owners' equity end of period ....   $  996,594    860,238   15,414,905   16,747,500
                                             ==========   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       81,236     61,795    1,449,943    1,627,401
                                             ----------   --------   ----------   ----------
   Units purchased .......................        9,640      7,965      382,233      197,460
   Units redeemed ........................      (25,188)    (8,345)    (567,289)    (456,909)
                                             ----------   --------   ----------   ----------
   Ending units ..........................       65,688     61,415    1,264,887    1,367,952
                                             ==========   ========   ==========   ==========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NATIONWIDE VARIABLE ACCOUNT-6

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh) Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG) Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx) Evergreen VAF - Evergreen VA Foundation Fund (EvFound) Evergreen VAF - Evergreen VA Fund (EvFund)
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead) Evergreen VAF - Evergreen VA Growth and Income Fund (EvGrInc) Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters) Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
                     (formerly Evergreen - VA Aggressive Growth Fund)
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV) Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq) Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund III
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                  Account Trust);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

          At June 30, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6
                     NOTES TO FINANCIAL STATEMENTS, Continued

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003:

                                         Total     EvBlCh   EvCapG   EvEqIx   EvFound
                                      ----------   ------   ------   ------   -------
     1.30% .........................  $    8,576       --       --       --        --
     1.40% .........................   2,151,711   30,318   66,158   89,850   540,977
                                      ----------   ------   ------   ------   -------
        Total ......................  $2,160,287   30,318   66,158   89,850   540,977
                                      ==========   ======   ======   ======   =======

                                  EvFund    EvGloLead   EvGrInc   EvIntGr   EvMasters
                                 --------   ---------   -------   -------   ---------
     1.40% ....................  $134,347    102,694    264,141    32,743    116,793
                                 --------    -------    -------    ------    -------
        Total .................  $134,347    102,694    264,141    32,743    116,793
                                 ========    =======    =======    ======    =======

                                  EvOmega   EvSmCapV   EvSpEq   EvStratInc   FidVIPHI
                                 --------   --------   ------   ----------   --------
     1.40% ....................  $283,010    104,426   15,247     207,268      5,506
                                 --------    -------   ------     -------      -----
        Total .................  $283,010    104,426   15,247     207,268      5,506
                                 ========    =======   ======     =======      =====

                             FidVIPOv   FidVIPOvR   FidVIPAM   FidVIPCon   FidVIPGrOp
                             --------   ---------   --------   ---------   ----------
     1.30% ................   $   --        --           --          --       8,576
     1.40% ................    5,357       470       11,299      16,518          --
                              ------       ---       ------      ------       -----
        Total .............   $5,357       470       11,299      16,518       8,576
                              ======       ===       ======      ======       =====

                                                                GVITGvtBd   GVITMyMkt
                                                                ---------   ---------
     1.40% ..................................................     $7,551     117,038
                                                                  ------     -------
        Total ...............................................     $7,551     117,038
                                                                  ======     =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $3,561,174 and $8,417,983, respectively, and total transfers from the Account to the fixed account were $6,003,733 and $6,829,937, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total returns for each six month period ended June 30 for the year indicated.

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
     Evergreen VAF - Evergreen VA Blue Chip Fund
        2003 ....................................     1.40%      767,695     6.194021      4,755,119        0.00%        8.41%
        2002 ....................................     1.40%      794,857     6.538995      5,197,566        0.00%      -12.04%
        2001 ....................................     1.40%      532,186     7.934886      4,222,836        0.00%      -12.24%

     Evergreen VAF - Evergreen VA Capital Growth Fund
        2003 ....................................     1.40%    1,358,845     7.399348     10,054,567        1.29%        3.79%
        2002 ....................................     1.40%    1,342,787     8.251032     11,079,379        0.41%      -11.58%
        2001 ....................................     1.40%      619,801     9.967352      6,177,776        0.53%       -8.33%

     Evergreen VAF - Evergreen VA Equity Index
        Fund
        2003 ....................................     1.40%    1,823,428     7.509310     13,692,686        0.03%       10.94%
        2002 ....................................     1.40%    2,086,814     7.626096     15,914,244        0.00%      -13.87%
        2001 ....................................     1.40%    1,984,747     9.451061     18,757,967        0.00%       -7.35%
        2000 ....................................     1.40%    1,257,140    11.252712     14,146,235        0.00%       -1.13%

     Evergreen VAF - Evergreen VA Foundation Fund
        2003 ....................................     1.40%    5,724,259    13.704505     78,448,136        0.01%        6.56%
        2002 ....................................     1.40%    7,201,233    13.340392     96,067,271        0.01%       -7.61%
        2001 ....................................     1.40%    8,430,581    14.697178    123,905,693        0.01%       -8.24%
        2000 ....................................     1.40%    7,829,734    16.798233    131,525,696        0.00%       -1.68%
        1999 ....................................     1.40%    5,709,126    16.368638     93,450,617        0.00%        4.51%

     Initial Funding by Depositor
        1999 ....................................       --       100,000    17.154733      1,715,473        0.00%        4.51%

     Evergreen VAF - Evergreen VA Fund
        2003 ....................................     1.40%    1,715,451    11.658226     19,999,115        0.85%       10.65%
        2002 ....................................     1.40%    2,171,146    11.784393     25,585,638        0.62%      -14.23%
        2001 ....................................     1.40%    2,603,298    14.693808     38,251,800        0.00%      -13.38%
        2000 ....................................     1.40%    2,819,775    18.880125     53,237,705        0.00%       -3.41%
        1999 ....................................     1.40%    2,508,629    18.136099     45,496,743        0.18%       12.56%

     Initial Funding by Depositor
        1999 ....................................       --       100,000    19.006990      1,900,699        0.18%       12.56%

     Evergreen VAF - Evergreen VA Global Leaders
        Fund
        2003 ....................................     1.40%    1,528,539     9.844380     15,047,519        0.02%        5.09%
        2002 ....................................     1.40%    1,918,884    11.165702     21,425,687        0.00%       -6.29%
        2001 ....................................     1.40%    2,156,795    12.475657     26,907,439        0.00%      -10.63%
        2000 ....................................     1.40%    1,849,458    14.551993     26,913,300        0.01%       -6.15%
        1999 ....................................     1.40%      936,538    13.564543     12,703,710        0.02%        7.58%

     Initial Funding by Depositor
        1999 ....................................       --       100,000    14.016370      1,401,637        0.02%        7.58%

     Evergreen VAF - Evergreen VA Growth And
        Income Fund
        2003 ....................................     1.40%    2,660,071    14.785027     39,329,222        0.12%       10.41%
        2002 ....................................     1.40%    3,289,503    15.037383     49,465,516        0.02%       -6.34%
        2001 ....................................     1.40%    3,820,440    17.295411     66,075,852        0.00%       -6.71%
        2000 ....................................     1.40%    4,070,290    18.338383     74,642,537        0.00%       -2.76%
        1999 ....................................     1.40%    3,638,774    17.677539     64,324,569        0.00%        9.59%

     Initial Funding by Depositor
        1999 ....................................       --       100,000    18.526510      1,852,651        0.00%        9.59%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
     Evergreen VAF - Evergreen VA International
        Growth Fund
        2003 ....................................     1.40%      552,431     9.021355      4,983,676        0.10%        6.29%
        2002 ....................................     1.40%      580,774    10.099158      5,865,328        0.00%        5.04%
        2001 ....................................     1.40%      613,840    10.304719      6,325,444        0.22%      -13.54%
        2000 ....................................     1.40%      435,447    12.346051      5,376,051        0.00%       -3.02%
        1999 ....................................     1.40%      129,111     9.582023      1,237,144        0.00%        2.58%

     Initial Funding by Depositor
        2003 ....................................       --       100,000     9.662510        966,251        0.10%        6.29%
        2002 ....................................       --       100,000    10.664521      1,066,452        0.00%        6.44%
        2001 ....................................       --       100,000    10.729480      1,072,948        0.22%      -13.54%
        2000 ....................................       --       100,000    12.675600      1,267,560        0.00%       -3.02%
        1999 ....................................       --       100,000     9.700000        970,000        0.00%        2.58%

     Evergreen VAF - Evergreen VA Masters Fund
        2003 ....................................     1.40%    2,166,833     8.128805     17,613,763        0.20%       12.35%
        2002 ....................................     1.40%    2,730,156     8.290702     22,634,910        0.06%      -17.08%
        2001 ....................................     1.40%    2,995,812    11.184561     33,506,839        0.01%       -7.18%
        2000 ....................................     1.40%    1,896,565    13.162823     24,964,150        0.00%        4.51%
        1999 ....................................     1.40%      718,587    10.777889      7,744,851        0.00%        7.78%(a)(b)

     Initial Funding by Depositor
        2003 ....................................       --       400,000     8.650495      3,460,198        0.20%       12.35%
        2002 ....................................       --       400,000     8.698500      3,479,400        0.06%      -15.68%
        2001 ....................................       --       400,000    11.570480      4,628,173        0.01%       -7.18%
        2000 ....................................       --       400,000    13.426880      5,370,752        0.00%        4.51%
        1999 ....................................       --       400,000    10.840000      4,336,000        0.00%        7.78%

     Evergreen VAF - Evergreen VA Omega Fund
        2003 ....................................     1.40%    3,698,660    11.858342     43,859,975        0.00%       15.78%
        2002 ....................................     1.40%    4,436,444    11.635778     51,621,477        0.00%      -16.42%
        2001 ....................................     1.40%    4,785,057    15.282028     73,125,380        0.00%       -7.78%
        2000 ....................................     1.40%    2,988,355    21.995622     65,730,727        0.00%       14.57%
        1999 ....................................     1.40%      417,699    14.816275      6,188,743        0.00%       12.04%

     Initial Funding by Depositor
        2003 ....................................       --       100,000    12.965140      1,296,514        0.00%       15.78%
        2002 ....................................       --       100,000    12.542594      1,254,259        0.00%      -15.02%
        2001 ....................................       --       100,000    16.242500      1,624,250        0.00%       -7.78%
        2000 ....................................       --       100,000    23.051400      2,305,140        0.00%       14.57%
        1999 ....................................       --       100,000    15.310000      1,531,000        0.00%       12.04%

     Evergreen VAF - Evergreen VA Small Cap Value
        Fund
        2003 ....................................     1.40%    1,196,373    13.347254     15,968,294        0.00%        5.08%
        2002 ....................................     1.40%    1,245,849    15.642807     19,488,575        0.00%        6.13%
        2001 ....................................     1.40%      774,322    14.136745     10,946,390        0.03%       11.69%
        2000 ....................................     1.40%      527,524    11.236397      5,927,469        0.00%        5.67%
        1999 ....................................     1.40%      256,965    10.573625      2,717,051        0.00%        9.88%

     Initial Funding by Depositor
        2003 ....................................       --       100,000    14.355610      1,435,561        0.00%        5.08%
        2002 ....................................       --       100,000    16.587522      1,658,752        0.00%        7.53%
        2001 ....................................       --       100,000    14.780950      1,478,095        0.03%       11.69%
        2000 ....................................       --       100,000    11.584763      1,158,476        0.00%        5.67%
        1999 ....................................       --       100,000    10.748620      1,074,862        0.00%        9.88%

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
     Evergreen VAF - Evergreen VA Special Equity
        Fund
        2003 ....................................     1.40%      381,142     6.913281      2,634,942        0.00%       19.30%
        2002 ....................................     1.40%      292,914     6.979202      2,044,306        0.00%      -13.52%
        2001 ....................................     1.40%      167,284     8.245399      1,379,323        0.00%       -7.44%

     Evergreen VAF - Evergreen VA Strategic
        Income Fund
        2003 ....................................     1.40%    2,264,571    14.068331     31,858,734        0.32%       10.61%
        2002 ....................................     1.40%    1,795,062    11.857908     21,285,680        0.07%        6.19%
        2001 ....................................     1.40%    1,527,507    10.706711     16,354,576        0.00%        0.40%
        2000 ....................................     1.40%    1,638,663    10.545130     17,279,915        5.98%       -3.16%
        1999 ....................................     1.40%    1,370,297    10.697284     14,658,457        0.00%       -1.56%

     Initial Funding by Depositor
        1999 ....................................       --       100,000    11.053890      1,105,389        0.00%       -1.56%

     Fidelity(R) VIP - High Income Portfolio -
        Initial Class
        2003 ....................................     1.40%       81,481     9.968740        812,263        7.33%       16.38%
        2002 ....................................     1.40%       90,546     7.972867        721,911       12.35%       -5.07%
        2001 ....................................     1.40%      111,972     8.894061        995,868       12.17%       -7.84%
        2000 ....................................     1.40%      154,444    11.928247      1,842,246        6.76%       -5.51%
        1999 ....................................     1.40%      175,133    12.691466      2,222,694        8.95%        7.21%

     Fidelity(R) VIP - Overseas Portfolio -
        Initial Class
        2003 ....................................     1.40%       79,977    10.005252        800,190        0.93%        9.59%
        2002 ....................................     1.40%      111,430    11.248094      1,253,375        0.85%       -3.16%
        2001 ....................................     1.40%      165,906    13.140381      2,179,964        5.07%      -12.08%
        2000 ....................................     1.40%      190,771    17.662807      3,369,552        1.41%       -5.73%
        1999 ....................................     1.40%      200,939    14.303680      2,874,167        1.54%        7.36%

     Fidelity(R) VIP - Overseas Portfolio -
        Initial Class R
        2003 ....................................     1.30%       13,175     8.475566        111,666        0.49%        9.56%

     Fidelity(R) VIP II - Asset Manager Portfolio
        - Initial Class
        2003 ....................................     1.40%      108,976    14.471833      1,577,082        3.95%        9.38%
        2002 ....................................     1.40%      142,283    13.379025      1,903,608        4.36%       -9.00%
        2001 ....................................     1.40%      129,420    14.889673      1,927,026        4.11%       -4.24%
        2000 ....................................     1.40%      124,642    16.186296      2,017,492        3.35%       -1.38%
        1999 ....................................     1.40%      142,699    15.662258      2,234,988        3.25%        4.53%

     Fidelity(R) VIP II - Contrafund(R) Portfolio
        - Initial Class
        2003 ....................................     1.40%      176,984    14.406755      2,549,765        0.48%        8.82%
        2002 ....................................     1.40%      202,257    14.594909      2,951,923        0.92%       -1.47%
        2001 ....................................     1.40%      236,662    15.311591      3,623,678        0.78%      -10.57%
        2000 ....................................     1.40%      214,147    18.221280      3,902,032        0.34%       -2.00%
        1999 ....................................     1.40%      172,339    16.766890      2,889,589        0.41%       10.48%

     Fidelity(R) VIP III - Growth Opportunities
        Portfolio - Initial Class
        2003 ....................................     1.40%      153,143     9.190944      1,407,529        0.81%       12.19%
        2002 ....................................     1.40%      179,863     9.160154      1,647,573        1.13%      -13.83%
        2001 ....................................     1.40%      208,119    11.414791      2,375,639        0.38%       -9.40%
        2000 ....................................     1.40%      212,999    14.741177      3,139,856        1.23%       -4.32%
        1999 ....................................     1.40%      244,913    15.845697      3,880,818        0.92%        5.74%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Government Bond Fund - Class I
        2003 ....................................     1.40%       65,688    15.171630        996,594        1.87%        2.41%
        2002 ....................................     1.40%       61,415    14.006977        860,238        1.37%        3.46%
        2001 ....................................     1.40%       28,292    13.021673        368,409        2.24%        1.71%
        2000 ....................................     1.40%       93,774    11.917828      1,117,583        3.00%        3.30%
        1999 ....................................     1.40%      109,428    11.639261      1,273,661        2.60%       -2.86%

     Gartmore GVIT Money Market Fund - Class I
        2003 ....................................     1.40%    1,264,887    12.186784     15,414,905        0.38%       -0.33%
        2002 ....................................     1.40%    1,367,952    12.242754     16,747,500        0.60%       -0.08%
        2001 ....................................     1.40%    1,240,688    12.186587     15,119,752        2.20%        1.60%
        2000 ....................................     1.40%      634,618    11.713724      7,433,740        2.70%        2.10%
        1999 ....................................     1.40%      616,224    11.273514      6,947,010        2.24%        1.58%
                                                                                        ------------

     2003 Contract owners' equity ...................................................   $329,074,266
                                                                                        ============
     2002 Contract owners' equity ...................................................   $381,220,568
                                                                                        ============
     2001 Contract owners' equity ...................................................   $461,331,117
                                                                                        ============
     2000 Contract owners' equity ...................................................   $452,668,214
                                                                                        ============
     1999 Contract owners' equity ...................................................   $286,732,523
                                                                                        ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the period.
--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company